14a. Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent and real estate expense	$ 359,762	$ 199,704	$ 955,283	$ 595,291	$ 869,800	$ 736,700